Change in Presentation Currency (Details 2) $ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2020 CAD ($)	Sep. 01, 2019 USD ($)	Sep. 01, 2019 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)
IfrsStatementLineItems [Line Items]
Cash used in operating activities	$ (7,517)	$ (6,599)		$ (3,926)
Cash used in investing activities	(6,623)	(6,723)		(2,187)
Cash provided by financing activities	23,534	14,828		8,333
Net increase in cash	9,394	1,506		2,220
Cash, end of year	$ 13,447	4,053		2,547			$ 2,547			$ 327
Previously stated [member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities			$ (8,564)		$ (4,818)
Cash used in investing activities			(9,117)		(3,052)
Cash provided by financing activities			19,585		10,833
Net increase in cash			$ 1,904		$ 2,963
Cash, end of year						$ 5,294		$ 3,389	$ 3,389		$ 426
Cash, end of year						$ 5,293			$ 3,389
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities		1,965		892
Cash used in investing activities		2,394		865
Cash provided by financing activities		(4,757)		(2,500)
Net increase in cash		(398)		(743)
Cash, end of year		(1,241)		(842)			(842)			(99)
Cash, end of year		(1,240)		(842)
Restateds [Member]
IfrsStatementLineItems [Line Items]
Cash used in operating activities		(6,599)		(3,926)
Cash used in investing activities		(6,723)		(2,187)
Cash provided by financing activities		14,828		8,333
Net increase in cash		1,506		2,220
Cash, end of year		4,053		2,547			$ 2,547			$ 327
Cash, end of year		$ 4,053		$ 2,547